Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of Company's subsidiaries and consolidated VIEs
As of December 31, 2020, the Company’s subsidiaries and consolidated VIEs are as follows.

Name	Place of establishment	Date of establishment	Equity interest attributable to the Group	Principal activities
Wholly owned subsidiaries
First High-School Education Group (BVI) Limited (“First High-School BVI”)	BVI	September 20, 2018	100%	Investment holding
First High-School Group Hong Kong Limited (“First High-School HK”)	Hong Kong	September 28, 2016	100%	Investment holding
Yunnan Century Long-Spring Education Technology Co., Ltd. (“Yunnan WFOE”)	The PRC	October 31, 2016	100%	Management consulting service
Beijing Hengzhong Education Consulting Co., Ltd.	The PRC	December 5, 2016	100%	Complementary education services
Yunnan Long-Spring Logistics Service Co., Ltd.	The PRC	September 16, 2015	100%	Education and management service

Name	Place of establishment	Date of establishment	Percentage of direct and indirect economic interest	Principal activities
VIEs:
Long-Spring Education Holding Group Limited	The PRC	September 20, 2011	100%	Management service
Yunnan Zhongchuang Education Tutorial Academy	The PRC	August 28, 2012	100%	Tutorial services
Resorts District Hengshui Experimental Secondary School	The PRC	April 4, 2014	100%	Formal education services*
Yunnan Hengshui Chenggong Experimental Secondary School	The PRC	July 23, 2015	100%	Formal education services*
Yunnan Hengshui Experimental Secondary School—Xishan School	The PRC	July 1, 2016	100%	Formal education services*
Yunnan Hengshui Yiliang Experimental Secondary School	The PRC	July 11, 2016	100%	Formal education services*
Yunnan Long-Spring Foreign Language Secondary School	The PRC	April 18, 2017	100%	Formal education services*
VIEs:
Ordos Hengyue Education Technology Co., Ltd.	The PRC	July 8, 2017	100%	Investment holding
Beijing Hengyue Education Technology Co., Ltd.	The PRC	July 11, 2017	100%	Management service
Qujing Hengshui Experimental Secondary School	The PRC	July 18, 2017	100%	Formal education services*
Yunnan Yuxi Hengshui Experimental High School	The PRC	August 3, 2017	100%	Formal education services*
Ordos Hengshui Experimental High School	The PRC	August 4, 2017	100%	Formal education services*
Kunming Guandu Hengshizhong Education Tutorial School Co., Ltd.	The PRC	January 10, 2019	100%	Tutorial services
Xinping Hengshui Experimental High School Co., Ltd.	The PRC	July 5, 2019	100%	Formal education services*
Xinping Hengshui Experimental Middle School	The PRC	June 14, 2019	100%	Formal education services*
Shanxi Long-Spring Enterprise Management Co., Ltd.	The PRC	June 20, 2019	56%	Investment holding
Datong Hengshi Gaokao Tutorial School	The PRC	June 20, 2019	56%	Tutorial services
Yunnan Bainian Long-Spring Technology Co., Ltd.	The PRC	May 11, 2020	56%	Management consulting service
Guizhou Long-Spring Century Technology Co., Ltd.	The PRC	June 17, 2020	100%	Management consulting service
Guizhou Hengshizhong Technology Co., Ltd.	The PRC	July 1, 2020	56%	Management consulting service
Zhenxiong Bainian Long-Spring Technology Co., Ltd.	The PRC	July 2, 2020	56%	Management consulting service
Xishuangbanna Hengshui Experimental High School	The PRC	July 20, 2020	100%	Formal education services*
Yunnan Hengshui Qiubei Experimental High School	The PRC	July 21, 2020	100%	Formal education services*
Yunnan Hengshui Wenshan Experimental High School	The PRC	August 3, 2020	56%	Formal education services*
Guizhou Mingde Tutorial School	The PRC	September 1, 2020	56%	Tutorial services
Yunnan Hengshui Zhenxiong High School	The PRC	September 1, 2020	56%	Formal education services*
Yunnan Hengshui Experimental Secondary School—Mengla School	The PRC	September 4, 2020	100%	Formal education services*
Long-Spring Education Group (Yunnan) Hengshui Experimental School Management Co., Ltd.	The PRC	December 24, 2020	100%	Management consulting service

*	Formal education services include middle, high and international school services.